Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details Narrative)
Net operating loss carryforwards, federal	$ 8,335,000
Net operating loss carryforwards, state	$ 8,084,000
Operating loss carry forward, expiry date, description	expire beginning in the year 2029
Unrecognized tex benefit	$ 90,000	$ 90,000